INCOME TAXES (Details 3) - Capital loss $ in Millions	Dec. 31, 2015 USD ($)
Federal
Tax credit carryovers
Tax credit carryovers	$ 6.1
State
Tax credit carryovers
Tax credit carryovers	$ 3.5